CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Subscription Receivable	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Feb. 28, 2019
Beginning Balance, Shares at Feb. 28, 2019		0
Retroactive application of recapitalization, Shares		(4,134)
Issuance of founders shares		$ 1	$ (1)
Issuance of founders shares, Shares		8,503
Issuance of restricted stock, Shares		827
Stock-based compensation related to restricted stock	1			$ 1
Net loss	(45)				$ (45)
Ending Balance at Dec. 31, 2019	(44)	$ 1	(1)	1	(45)
Ending Balance, Shares at Dec. 31, 2019		5,196
Issuance of restricted stock			(15)	15
Issuance of restricted stock, Shares		304
Stock-based compensation related to restricted stock	1			1
Net loss	(37)				(37)
Ending Balance at Jun. 30, 2020	(80)	$ 1	(16)	17	(82)
Ending Balance, Shares at Jun. 30, 2020		5,500
Beginning Balance at Dec. 31, 2019	(44)	$ 1	(1)	1	(45)
Beginning Balance, Shares at Dec. 31, 2019		5,196
Proceeds from reverse acquisition, net of transaction costs and warrant liabilities	37,660			37,660
Proceeds from reverse acquisition, net of transaction costs and warrant liabilities, Shares		8,484
Issuance of founders shares	1		1
Issuance of restricted stock, Shares		304
Stock-based compensation	4,382			4,382
Net loss	(16,620)				(16,620)
Ending Balance at Dec. 31, 2020	25,379	$ 1		42,043	(16,665)
Ending Balance, Shares at Dec. 31, 2020		13,984
Beginning Balance at Mar. 31, 2020	(48)	$ 1	(1)	1	(49)
Beginning Balance, Shares at Mar. 31, 2020		5,196
Issuance of restricted stock			(15)	15
Issuance of restricted stock, Shares		304
Stock-based compensation related to restricted stock	1			1
Net loss	(33)				(33)
Ending Balance at Jun. 30, 2020	(80)	$ 1	(16)	17	(82)
Ending Balance, Shares at Jun. 30, 2020		5,500
Beginning Balance at Dec. 31, 2020	25,379	$ 1		42,043	(16,665)
Beginning Balance, Shares at Dec. 31, 2020		13,984
Issuance of common stock from warrant exercises	40,671			40,671
Issuance of common stock from warrant exercises, Shares		3,537
Reclassification of warrant liabilities to equity due to warrant exercises for cash	2,503			2,503
Stock-based compensation	11,352			11,352
Net loss	(8,310)				(8,310)
Ending Balance at Jun. 30, 2021	71,595	$ 1	0	96,569	(24,975)
Ending Balance, Shares at Jun. 30, 2021		17,521
Beginning Balance at Mar. 31, 2021	25,553	$ 1	(8,182)	56,675	(22,941)
Beginning Balance, Shares at Mar. 31, 2021		14,696
Issuance of common stock from warrant exercises	40,671		8,182	32,489
Issuance of common stock from warrant exercises, Shares		2,825
Reclassification of warrant liabilities to equity due to warrant exercises for cash	768			768
Stock-based compensation	6,637			6,637
Net loss	(2,034)				(2,034)
Ending Balance at Jun. 30, 2021	$ 71,595	$ 1	$ 0	$ 96,569	$ (24,975)
Ending Balance, Shares at Jun. 30, 2021		17,521